Revenue - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Deferred revenue, revenue recognized	$ 0.6	$ 0.7
Revenue not recognized	$ 97.5	$ 105.0